STOCK OPTIONS AND WARRANTS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Shares Outstanding, Beginning balance
Number of Shares Outstanding, Ending balance	0
Number of Shares Exercisable	0
Stock Option [Member]
Number of Shares Outstanding, Beginning balance		37,000
Number of Shares Outstanding, Expired		(37,000)
Weighted Average Exercise Price Outstanding, Beginning balance		$ 1.32
Weighted Average Remaining Contractual Term Outstanding, Beginning		4 days
Aggregate Intrinsic Value Outstanding, Beginning balance		$ 75,850